Note 22 - Accumulated Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2015
Table [Text Block]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]

Accumulated other comprehensive (loss) income is composed of the following:

	As of December 31,
(in millions)	2015	2014
Currency translation adjustments	$(67)	$(32)
Available for sale securities	2	$—
Pension and other postretirement benefit plan changes	(202)	(104)
Ending balance	$(267)	$(136)